October 4, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:      City National Rochdale Funds: Registration Statement on Form N-14 (File No. 333- )

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (formerly CNI Charter Funds), a Delaware statutory trust (the “Trust”), we are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits hereto.  The Combined Prospectus and Proxy Statement contained in this filing relate to the reorganization of the City National Rochdale Full Maturity Fixed Income Fund, a separate series of the Trust, with and into the City National Rochdale Intermediate Fixed Income Fund, also a separate series of the Trust.

Please call the undersigned at (202) 373-6133 or with any comments or questions relating to the filing.

Sincerely,

/s/Beau Yanoshik
Beau Yanoshik